Debt (Cash Convertible Notes) (Narrative) (Details) (USD $)				12 Months Ended			12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cash Convertible Notes	Dec. 31, 2012 Convertible Debt Cash Convertible Notes	Dec. 31, 2011 Convertible Debt Cash Convertible Notes	Sep. 15, 2008 Convertible Debt Cash Convertible Notes	Dec. 31, 2012 Convertible Debt Cash Convertible Notes Maximum	Dec. 31, 2012 Call Option Cash Convertible Notes	Dec. 31, 2011 Call Option Cash Convertible Notes	Sep. 30, 2011 Old Warrants	Sep. 15, 2008 Old Warrants	Sep. 15, 2008 Old Warrants Maximum	Sep. 30, 2011 New Warrants
Debt Instrument [Line Items]
Face value				$ 575,000,000	$ 575,000,000	$ 575,000,000
Stated interest rate				3.75%
Effective interest rate				9.50%
Conversion reference rate, per $1,000 principal amount of notes				75.0751
Reference Principal Amount				1,000
Conversion reference price				$ 13.32
Number of common stock issuable for warrants												43,200,000
Exercise price of warrants issued											20		30
Long-term debt, current maturities	94,752,000	689,146,000		1,000,000
Number of warrants exchanged										41,000,000
Cash paid per warrant for amendment										3.66
Cash paid for amendment of warrant agreement										150,000,000
Long-term debt	5,431,948,000	5,168,226,000		1,136,768,000	937,160,000
Debt, Long-term and Short-term, Combined Amount				500,500,000	477,200,000
Discount on debt				74,500,000	97,800,000
Convertible debt instrument, carrying amount of the equity component				636,300,000	460,000,000
Convertible debt instrument, fair value of associated derivative transaction								$ 636,300,000	$ 460,000,000
Ratio of observed share price to conversion reference price				130.00%
Percent of closing price of common stock and conversion reference rate							98.00%
Reference consecutive trading days			0 years 0 months 5 days
Consecutive trading days			0 years 0 months 30 days
Trading days			0 years 0 months 20 days